Expense Example - PIMCO RAE PLUS Small Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	88	274	477	1,061	98	306	531	1,178	494	745	1,015	1,786	299	615	1,057	2,285	149	462	797	1,746